September 30, 1997


Dear Shareholder:

     Our Fund achieved a modest gain in our first fiscal year (October 2, 1996 - September 30, 1997), despite the crash of many Asian markets and periods of significant corrections in the American markets. We are confident that we are well situated to benefit from the future growth of our portfolio companies.

     In our opinion, the Asia stock markets, particularly Hong Kong, will rebound from a severely oversold situation. However, the fundamental problems in this region will require time to resolve. Even if the IMF comes up with "bailout" plans for all the troubled Asian economies, the structural problems will continue for sometime.

     We believe investment profits from Asia can be achieved but will require the use of highly selective techniques such as those employed by our Fund.

     Since Asia remains a major player in our 21st Century's "One Economy World", this region cannot be ignored, despite its current and perhaps future problems. In time, many of these problems will be dealt with effectively through strong fundamentals. Asia has the lowest taxes, the highest savings, and a very young and productive population of 3 billion persons.

     Despite this year's turmoil of currency crises and stock market crashes in Asia, there are still companies in Asia that are and will be great investments. Japan is an excellent example. Despite Japan's stock market woes and currency fluctuations over the last 8 years, companies such as Sony, Kyocera, Canon, Fuji and Honda (which are also ADR's traded on the NYSE) have done very well.

     Similarly, we believe that those emerging growth companies throughout Asia, with solid business fundamentals, strong finances and record revenues and profits will be excellent investments, even if the Asia economies slow down their growth and Asian stock markets remain volatile. Our Fund focuses on achieving Asia profits through ADR's and U.S. listed Asia based companies.

     We also believe many Asian American companies are on the verge of explosive growth with their product niches and specialty markets.

     Additionally, American companies with products and services that are essential to the developing Asian economies will still profit from Asia even as Asia goes through its "period of digestion." American companies who manufacture in Asia may experience better margins as their costs are lowered due to the currency devaluations and increased competition between the Asian countries and other emerging nations.

     By focusing on these select types of companies, our Fund, which is an "Asia-Focus" fund as opposed to other "Asia-Only" funds, achieved a market gain this past year. From the Fund's inception date of October 2, 1996 to September 30, 1997 our global multi-cap value style gained 1% versus a loss of 17% for the Morgan Stanley Far East Index.

     Furthermore, we had anticipated an Asia crash scenario as early as June when we predicted that Hong Kong and the "red chips" were over-valued. In addition, we warned in September that the "Hong Kong/Red Chip" stock market, which was "the other shoe to drop", would have negative global repercussions. As such, we were well prepared to take advantage of the lower prices by having a strong cash position and selectively buying stocks of companies whose value became very attractive.

     We will continue to work diligently on your behalf.

                                                Sincerely,

                                                /s/ James C. Tso

                                                James C. Tso

As of September 30, 1997, Sony, Kyocera, Canon, Fuji and Honda comprised 0.0% of the portfolio value of America Asia Allocation Growth Fund. The portfolio of the America Asia Allocation Growth Fund may change each day as we make new buy and sell decisions. There are special risks associated with international investing, these include risks related to social and political instability, market illiquidity and currency volatility.

             Distributed by FPS Broker Services, Inc.    DFU 12/97

America Asia Allocation Growth Fund
Illustration of $10,000 Investment - Class A
================================================================================

The graph below compares the increase in value of a $10,000 investment in the America Asia Allocation Growth Fund with the performance of the Morgan Stanley Far East Index. The values and returns below for America Asia Allocation Growth Fund include the impact of the maximum sales charge placed on purchases.

--------------------------------
Total Return for the period
ending 9/30/97
Since Inception...... 1.00%
(not annualized, with load)
--------------------------------

                             [GRAPH APPEARS HERE]


DATA SET
                      America           Morgan
                       Asia            Stanley
                 -----------------------------------
12/18/96               9,500          10,000.00
01/31/97              10,860           8,944.86
03/31/97               9,020           8,759.19
05/31/97               9,140           9,858.92
07/31/97               9,400          10,212.68
09/30/97              10,100           9,084.50

Past performance is not indicative of future results.

Management believes that an ideal relevant benchmark index is difficult to determine due to its unique approach. The Morgan Stanley Far East Index, used in the line graph portion of Management's Discussion and Analysis in the September 30, 1997 Annual Report of the Fund for comparison purposes to the Fund, as required by Item 5A of Form N1-A, is an appropriate broad-based securities market index benchmark for the Fund. This index allows the Fund to contrast its unique approach to seeking Asia investment profits by using alternative investment vehicles. The Fund is an Asia-Focus Fund; and the index is composed of securities traded exclusively in Asia. The Fund is authorized and from time to time may invest in such securities.

America Asia Allocation Growth Fund
Illustration of $10,000 Investment - Class D
================================================================================

The graph below compares the increase in value of a $10,000 investment in the America Asia Allocation Growth Fund with the performance of the Morgan Stanley Far East Index.

[LINE GRAPH APPEARS HERE]
----------------------------------------------
Total Return for the period ending 9/30/97
Since Inception..................... 1.00%
(not annualized)
----------------------------------------------

DATA SET

                         America             Morgan
                          Asia               Stanley
                     ---------------------------------
10/02/96                    10,000           10,000.00
11/30/97                    10,180            9,768.45
01/31/97                    10,880            8,394.99
03/31/97                     9,020            8,220.73
05/31/97                     9,140            9,252.86
07/31/97                     9,400            9,584.87
09/30/97                    10,100            8,526.05

Past performance is not indicative of future results.

Management believes that an ideal relevant benchmark index is difficult to determine due to its unique approach. The Morgan Stanley Far East Index, used in the line graph portion of Management's Discussion and Analysis in the September 30, 1997 Annual Report of the Fund for comparison purposes to the Fund, as required by Item 5A of Form N1-A, is an appropriate broad-based securities market index benchmark for the Fund. This index allows the Fund to contrast its unique approach to seeking Asia investment profits by using alternative investment vehicles. The Fund is an Asia-Focus Fund; and the index is composed of securities traded exclusively in Asia. The Fund is authorized and from time to time may invest in such securities.

America Asia Allocation Growth Fund
Schedule of Investments                                       September 30, 1997
================================================================================

                                                                                        Market
   Shares                                                                                Value
--------------                                                                      -------------
                   COMMON STOCKS - 95.97%

                   COMPUTERS & SOFTWARE - 7.76%
        3,000      ESS Technology, Inc.* ................................         $       45,563
        5,000      OPTi, Inc.* ..........................................                 37,187
       25,000      Syquest Technology, Inc.* ............................                 75,780
                                                                                    -------------
                                                                                         158,530
                                                                                    -------------
                   CONSUMER NON-DURABLES - 1.99%
        1,000      PepsiCo, Inc. ........................................                 40,562
                                                                                    -------------
                   FINANCIAL SERVICES - 8.68%
       35,750      JB Oxford Holdings, Inc.* ............................                 58,094
        3,000      Providian Financial Corp. ............................                119,062
                                                                                    -------------
                                                                                         177,156
                                                                                    -------------
                   INFORMATION TECHNOLOGY - 13.80%
        2,500      Broadway & Seymour, Inc.* ............................                 25,000
        5,000      INTERSOLV, Inc.* .....................................                 77,500
       10,000      Netrix Corp.* ........................................                 18,750
       10,000      PSINet, Inc.* ........................................                 80,625
        5,000      Rational Software Corp.* .............................                 80,000
                                                                                    -------------
                                                                                         281,875
                                                                                    -------------
                   MANUFACTURING - 16.07%
        1,000      Asia Electronics Holding Co., Inc.* ..................                 13,375
       80,000      Decora Industries, Inc.* .............................                 70,000
        3,500      Deswell Industries, Inc. .............................                 85,750
        2,000      Solectron Corp.* .....................................                 89,000
        5,000      Zindart, Ltd., ADR* ..................................                 70,000
                                                                                    -------------
                                                                                         328,125
                                                                                    -------------
                   MEDICAL & HEALTH - 18.79%
      100,000      Cryomedical Sciences, Inc.* ..........................                 34,370
       10,000      Cyanotech Corp.* .....................................                 57,500
       10,000      Genelabs Technologies, Inc.* .........................                 42,500
        5,000      La Jolla Pharmaceutical Co.* .........................                 25,000
       10,000      Synbiotics Corp.* ....................................                 38,750
        1,000      US Surgical Corp. ....................................                 29,188
       50,000      Vasomedical, Inc.* ...................................                156,250
                                                                                    -------------
                                                                                         383,558
                                                                                    -------------
                   NATURAL RESOURCES - 0.45%
        8,000      Yamana Resources, Inc.* ..............................                  9,257
                                                                                    -------------

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Schedule of Investments                                       September 30, 1997
================================================================================

                                                                                                Market
   Shares                                                                                       Value
--------------                                                                              --------------
                  COMMON STOCKS - continued

                  TELECOMMUNICATIONS SERVICES & EQUIPMENT - 21.53%
       50,000     Amnex, Inc.* ...........................................................  $      115,625
        3,000     Digital Transmission Systems, Inc.* ....................................          27,000
       19,000     Digital Transmission Systems, Inc. Warrants* ...........................          45,125
        6,500     InteliData Technologies Corp.* .........................................          19,500
       15,000     InterDigital Communications Corp.* .....................................          80,625
        3,000     LCI International, Inc.* ...............................................          79,875
        1,000     Motorola, Inc. .........................................................          71,875
                                                                                              -------------
                                                                                                   439,625
                                                                                              -------------
                  TRANSPORTATION - 6.90%
        4,000     Fritz Companies, Inc.* .................................................          59,000
        1,000     Northwest Airlines Corp., Class A* .....................................          41,500
        4,050     World Airways, Inc.* ...................................................          32,400
        4,000     WorldCorp, Inc.* .......................................................           8,000
                                                                                              -------------
                                                                                                   140,900
                                                                                              -------------

                  Total Common Stocks (Cost $1,955,080) ..................................       1,959,588
                                                                                              -------------

   Shares
--------------    SHORT-TERM INVESTMENTS - 12.38%
      252,746     The Bank of New York Cash Reserve Fund, 4.60% ..........................         252,746
                                                                                              -------------
                  Total Short Term Investments (Cost $252,746) ...........................         252,746
                                                                                              -------------

                  Total Investments (Cost $2,207,826**) - 108.35% ........................       2,212,334
                  Other Liabilities, Less Other Assets - (8.35%) .........................        (170,580)
                                                                                              -------------
                  NET ASSETS - 100.00% ...................................................    $  2,041,754
                                                                                              =============
  * Non-income producing security
 ** Cost for Federal income tax purposes is $2,207,826 and net unrealized appreciation consists of:
                  Gross unrealized appreciation...........................................    $    202,904
                  Gross unrealized depreciation...........................................        (198,396)
                                                                                              -------------
                      Net unrealized appreciation.........................................    $      4,508
                                                                                              =============

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Statement of Assets and Liabilities                           September 30, 1997
================================================================================


ASSETS
   Investments in securities at market value (Cost $2,207,826) (Note 1) .......................  $2,212,334
   Dividends and interest receivable ..........................................................         869
   Receivable for securities sold .............................................................      28,854
   Unamortized organization costs (Note 1) ....................................................      52,042
   Other assets ...............................................................................      10,005
                                                                                                 ----------
             TOTAL ASSETS .....................................................................   2,304,104
                                                                                                 ----------

LIABILITIES
   Investment securities purchased ............................................................     181,205
   Due to Advisor (Note 3) ....................................................................      31,480
   Accrued expenses ...........................................................................      47,459
   Accrued distribution fees ..................................................................       2,206
                                                                                                 ----------
             TOTAL LIABILITIES ................................................................     262,350
                                                                                                 ----------

NET ASSETS ....................................................................................  $2,041,754
                                                                                                 ==========

Class A Shares:
   Net assets applicable to 69,683 shares; unlimited number of shares of beneficial interest authorized with no par value .....................................  $  351,965
                                                                                                 ==========

   Net asset value and redemption price per Class A Share
      ($351,965 / 69,683 shares) ..............................................................  $     5.05
                                                                                                 ==========

  Offering price per share ($5.05 / 0.95) .....................................................  $     5.32
                                                                                                 ==========

Class D Shares:
   Net assets applicable to 334,389 shares; unlimited number of shares of beneficial interest authorized with no par value .....................................  $1,689,789
                                                                                                 ==========

  Net asset value, offering and redemption price per Class D Share
      ($1,689,789 / 334,389 shares) ...........................................................  $     5.05
                                                                                                 ==========

NET ASSETS CONSIST OF:
     Paid-in capital ..........................................................................  $2,016,969
     Accumulated net realized gain on investments .............................................      20,277
     Net unrealized appreciation on investments ...............................................       4,508
                                                                                                 ----------
             NET ASSETS .......................................................................  $2,041,754
                                                                                                 ==========

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Statement of Operations
================================================================================

                                                                                     For the Period
                                                                                    October 2, 1996*
                                                                                        through
INVESTMENT INCOME                                                                  September 30, 1997
                                                                                  --------------------
   Dividends.................................................................... $               7,920
   Interest.....................................................................                13,786
                                                                                  --------------------
             TOTAL INCOME.......................................................                21,706
                                                                                  --------------------

EXPENSES
   Investment advisory fees (Note 3)............................................                31,511
   Administration fees..........................................................                63,463
   Transfer agent fees..........................................................                39,590
   Accounting fees..............................................................                37,660
   Registration fees............................................................                37,028
   Audit fees...................................................................                16,250
   Amortization of organization costs (Note 1)..................................                12,958
   Custodian fees...............................................................                11,157
   Insurance expense............................................................                 5,812
   Distribution fees - Class D (Note 3).........................................                 4,900
   Legal fees...................................................................                 4,199
   Trustees fees................................................................                 3,000
   Distribution fees - Class A (Note 3)**.......................................                   615
   Miscellaneous expenses.......................................................                   386
                                                                                  --------------------
             TOTAL EXPENSES.....................................................               268,529
                Expenses waived or reimbursed by Advisor (Note 3)...............              (225,201)
                                                                                  --------------------
             NET EXPENSES.......................................................                43,328
                                                                                  --------------------
NET INVESTMENT LOSS.............................................................               (21,622)
                                                                                  --------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions.................................                41,899
   Net change in unrealized appreciation of investments.........................                 4,508
                                                                                  --------------------
   Net realized and unrealized gain on investments..............................                46,407
                                                                                  --------------------
Net increase in net assets resulting from operations............................ $              24,785
                                                                                  ====================

 * Class D Shares commenced investment operations October 2, 1996. ** Class A Shares commenced investment operations December 18, 1996.

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Statement of Changes in Net Assets
================================================================================

                                                                                           For the Period
                                                                                          October 2, 1996*
                                                                                              through
OPERATIONS                                                                               September 30, 1997
                                                                                     ---------------------------
   Net investment loss.........................................................    $                    (21,622)
   Net realized gain on investments............................................                          41,899
   Net change in unrealized appreciation of investments........................                           4,508
                                                                                     ---------------------------
      Net increase in net assets resulting from operations.....................                          24,785
                                                                                     ---------------------------

CAPITAL SHARE TRANSACTIONS
   Shares sold:
          Class A Shares**.....................................................                         340,112
          Class D Shares.......................................................                       1,687,370
   Shares redeemed:
          Class A Shares.......................................................                          (1,572)
          Class D Shares.......................................................                        (108,941)
                                                                                     ---------------------------
    Increase in net assets derived from capital share transactions (a).........                       1,916,969
                                                                                     ---------------------------

           Total increase in net assets........................................                       1,941,754
                                                                                     ---------------------------

NET ASSETS
   Beginning of period.........................................................                         100,000
                                                                                     ---------------------------

   End of period...............................................................    $                  2,041,754
                                                                                     ===========================

   (a)  Transactions in capital stock were:
        Shares sold:
              Class A Shares...................................................                          70,021
              Class D Shares...................................................                         336,836
       Shares redeemed:
              Class A Shares...................................................                            (338)
              Class D Shares...................................................                         (22,447)
                                                                                     ---------------------------
    Increase in shares outstanding.............................................                         384,072
                                                                                     ===========================

 * Class D Shares commenced investment operations October 2, 1996. ** Class A Shares commenced investment operations December 18, 1996.

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Financial Highlights
================================================================================
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   Class A Shares          Class D Shares
                                                                 -------------------     -------------------
                                                                   For the Period          For the Period
                                                                  December 18, 1996*      October 2, 1996*
                                                                       through                through
                                                                  September 30, 1997     September 30, 1997
                                                                 -------------------     ------------------
Net Asset Value, Beginning of Period .......................    $             4.75      $            5.00
                                                                 -------------------     ------------------
Income From Investment Operations:
Net investment loss ........................................                 (0.05)                 (0.05)
Net gains on securities
   (both realized and unrealized) ..........................                  0.35                   0.10
                                                                 -------------------     ------------------
     Total from investment operations ......................                  0.30                   0.05
                                                                 -------------------     ------------------

Net Asset Value, End of Period .............................    $             5.05      $            5.05
                                                                 ===================     ==================

Total Return+ ..............................................                 6.32%/1/               1.00%/1/

Ratios/Supplemental Data
Net assets, end of period (in 000s) ........................    $              352      $           1,690
Ratio of expenses to average net assets:
     Before expense reimbursement ..........................                17.04%/2/              17.04%/2/
     After expense reimbursement ...........................                 2.75%/2/               2.75%/2/
Ratio of net investment income to average net assets:
     Before expense reimbursement ..........................               (15.66%)/2/            (15.66%)/2/
     After expense reimbursement ...........................                (1.37%)/2/             (1.37%)/2/
Portfolio turnover rate ....................................               130.23%/1/             130.23%/1/
Average commission rate paid ...............................    $           0.0414      $          0.0414

 *  Commencement of investment operations.
 +  Class A total return calculation does not reflect sales load.
/1/ Not Annualized.
/2/ Annualized.

                See accompanying notes to financial statements.

America Asia Allocation Growth Fund
Notes to Financial Statements                                 September 30, 1997
================================================================================

Note 1 - Significant Accounting Policies
SAGE/TSO Trust (the "Trust") is an open-end, diversified management investment company organized as a business trust under the laws of the State of Delaware. The Trust is currently comprised of one series called America Asia Allocation Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares: Class A Shares and Class D Shares. Both classes of shares are identical except as to the sales charge and minimum initial investment. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then translated to U.S. dollars using current exchange rates.

B. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Risks associated with Foreign Securities. Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to devaluation of currencies, adverse political, social and economic developments and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

D. Organization Costs. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

E. Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

F. Distributions to Shareholders. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either permanent or temporary in nature. Accordingly, $21,622 in short term realized gains was reclassified from accumulated net realized gains to net investment income. This reclassification had no effect on net assets or net asset value per share.

America Asia Allocation Growth Fund
Notes to Financial Statements - continued                     September 30, 1997
================================================================================

G. Income and Expenses. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day.

Note 2 - Purchases and Sales of Securities
Purchases and sales of securities, other than short-term investments, aggregated $3,697,007 and $1,783,826, respectively, for the period ended September 30, 1997.

Note 3 - Administrative, Investment Advisory and Distribution Agreements
FPS Services, Inc., the Fund's administrator, provides administrative services to the Fund at the following annual percentage rates of average daily net assets of the Fund: .15% on the first $50 million, .10% on the next $50 million, and
 .05% on assets over $100 million. The Fund is subject to a minimum fee of $67,000 per year prior to any voluntary waivers by the administrator.

SAGE/TSO Investment Management L.P. (the "Adviser"), a registered investment adviser, provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 2.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and/or reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 2.75% of the Fund's average daily net assets. For the period ended September 30, 1997, advisory fees of $31,511 were waived by the Adviser and the Adviser reimbursed the Fund $193,690. Additionally, organizational costs were paid for by the Adviser on behalf of the Fund. The amount due to the Adviser for such organizational costs at September 30, 1997 was $111,290. The expense reimbursements due from the Adviser at September 30, 1997 were $79,810.

 The Board of Trustees of the Fund has adopted separate distribution plans for each class of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in each distribution plan, each class of shares will pay an annual fee up to 0.35% of the respective classes' average daily net assets to FPS Broker Services, Inc., the Fund's distributor, as reimbursement for its services. In addition, Class A is subject to a 5% sales load on purchases of shares. For the period ended September 30, 1997, the Fund reimbursed the distributor $5,515 for distribution costs incurred.

Certain Officers and Trustees of the Trust are affiliated persons of the Adviser. Compensation of Officers and affiliated Trustees is paid by the Adviser.

America Asia Allocation Growth Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of SAGE/TSO Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of America Asia Allocation Growth Fund (constituting SAGE/TSO Trust, hereafter referred to as the "Trust") at September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 1996 (commencement of operations) through September 30, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been settled, provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Philadelphia, PA
October 21, 1997

                      America Asia Allocation Growth Fund

                                 ANNUAL REPORT
                              September 30, 1997

                               BOARD OF TRUSTEES
                                 James C. Tso
                                William L. Fang
                              Patricia A. Shelton

                                   OFFICERS
                            James C. Tso, President
                   William L. Fang, Secretary and Treasurer






INVESTMENT ADVISER
SAGE/TSO Investment Management L.P.
8027 Leesburg Pike, Suite 610
Vienna, Virginia 22182

UNDERWRITER
FPS Broker Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

SHAREHOLDER SERVICES
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406
(888) 289-4769 or (610) 239-4600

CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, District of Columbia  20036-1800

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, Pennsylvania 19103


                   For Additional Information about America
                       Asia Allocation Growth Fund call:

                                 888.AAA.JTSO